Related party disclosures - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 EUR (€) Warrants
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement | Warrants		2,275
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | €	€ 332,000	€ 332,000